COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		9 Months Ended	11 Months Ended
	Aug. 13, 2021	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering	$ 116,725,000
Underwriting fees	1,950,000
Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fees	3,450,000
Underwriting rebatement	350,000
Underwriting fees	$ 1,950,000
Underwriters [Member] | Deferred Fee [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of underwriting discount			(3.00%)
Proceeds from initial public offering			$ 3,450,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Purchased shares of placement units	10,000,000
Proceeds from initial public offering	$ 100,000,000
Deferred underwriting fees	3,450,000
Underwriting fees	$ 1,950,000
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Purchased shares of placement units	1,500,000
Percentage of underwriting discount		2.00%	(2.00%)
Proceeds from initial public offering		$ 2,300,000	$ 2,300,000
Percentage of deferred fee		3.00%
Deferred underwriting fees		$ 3,450,000
Underwriting rebatement	$ 350,000
Number of options granted			1,500,000